FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE D. FINANCIAL INSTRUMENTS

Fair Value Measurements

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the company’s financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2017 and 2016.

($ in millions)

At December 31, 2017:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents (1)
Time deposits and certificates of deposit	$—	$8,066	$—	$8,066
Commercial paper	—	96	—	96
Money market funds	26	—	—	26
Canadian government securities	—	398	—	398

Total	26	8,560	—	8,586	(6)

Debt securities—current (2)	—	608	—	608	(6)
Debt securities—noncurrent (3)	4	7	—	11
Available-for-sale equity investments (3)	4	—	—	4
Derivative assets (4)
Interest rate contracts	—	461	—	461
Foreign exchange contracts	—	469	—	469
Equity contracts	—	12	—	12

Total	—	942	—	942	(7)

Total assets	$33	$10,117	$—	$10,151	(7)

Liabilities
Derivative liabilities (5)
Foreign exchange contracts	$—	$378	$—	$378
Equity contracts	—	3	—	3
Interest rate contracts	—	34	—	34

Total liabilities	$—	$415	$—	$415	(7)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
(2)	U.S. government securities reported as marketable securities in the Consolidated Statement of Financial Position.
(3)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
(4)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2017 were $185 million and $757 million, respectively.

(5)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2017 were $377 million and $38 million, respectively.

(6)	Available-for-sale securities with carrying values that approximate fair value.
(7)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions each would have been reduced by $255 million.

($ in millions)

At December 31, 2016:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents (1)
Time deposits and certificates of deposit	$—	$3,629	$—	$3,629
Money market funds	1,204	—	—	1,204

Total	1,204	3,629	—	4,832	(6)

Debt securities—current (2)	—	699	—	699	(6)
Debt securities—noncurrent (3)	1	6	—	8
Available-for-sale equity investments (3)	7	—	—	7
Derivative assets (4)
Interest rate contracts	—	555	—	555
Foreign exchange contracts	—	560	—	560
Equity contracts	—	11	—	11

Total	—	1,126	—	1,126	(7)

Total assets	$1,212	$5,460	$—	$6,672	(7)

Liabilities
Derivative liabilities (5)
Foreign exchange contracts	$—	$188	$—	$188
Equity contracts	—	10	—	10
Interest rate contracts	—	8	—	8

Total liabilities	$—	$206	$—	$206	(7)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
(2)	U.S. government securities reported as marketable securities in the Consolidated Statement of Financial Position.
(3)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
(4)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2016 were $532 million and $594 million, respectively.

(5)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2016 were $145 million and $61 million, respectively.

(6)	Available-for-sale securities with carrying values that approximate fair value.
(7)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions each would have been reduced by $116 million.

There were no transfers between Levels 1 and 2 for the years ended December 31, 2017 and 2016.

Financial Assets and Liabilities Not Measured at Fair Value

Short-Term Receivables and Payables

Notes and other accounts receivable and other investments are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt, which would be classified as Level 2.

Loans and Long-Term Receivables

Fair values are based on discounted future cash flows using current interest rates offered for similar loans to clients with similar credit ratings for the same remaining maturities. At December 31, 2017 and 2016, the difference between the carrying amount and estimated fair value for loans and long-term receivables was immaterial. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.

Long-Term Debt

Fair value of publicly traded long-term debt is based on quoted market prices for the identical liability when traded as an asset in an active market. For other long-term debt for which a quoted market price is not available, an expected present value technique that uses rates currently available to the company for debt with similar terms and remaining maturities is used to estimate fair value. The carrying amount of long-term debt is $39,837 million and $34,655 million and the estimated fair value is $42,264 million and $36,838 million at December 31, 2017 and 2016, respectively. If measured at fair value in the financial statements, long-term debt (including the current portion) would be classified as Level 2 in the fair value hierarchy.

Debt and Marketable Equity Securities

The company’s cash equivalents and current debt securities are considered available-for-sale and recorded at fair value, which is not materially different from carrying value, in the Consolidated Statement of Financial Position.

The following tables summarize the company’s noncurrent debt and marketable equity securities which are also considered available-for-sale and recorded at fair value in the Consolidated Statement of Financial Position.

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2017:	Cost	Gains	Losses	Value

Debt securities—noncurrent (1)	$8	$3	$—	$11
Available-for-sale equity investments (1)	1	3	0	4

(1)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2016:	Cost	Gains	Losses	Value

Debt securities—noncurrent (1)	$5	$3	$—	$8
Available-for-sale equity investments (1)	3	5	0	7

(1)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.

During the fourth quarter of 2014, the company acquired equity securities in conjunction with the sale of the System x business which were classified as available-for-sale securities. Based on an evaluation of available evidence as of December 31, 2015, the company recorded an other-than-temporary impairment loss of $86 million resulting in an adjusted cost basis of $185 million as of December 31, 2015. In the first quarter of 2016, the company recorded a gross realized loss of $37 million (before taxes) related to the sale of all the outstanding shares. The loss on this sale was recorded in other (income) and expense in the Consolidated Statement of Earnings.

Sales of debt and available-for-sale equity investments during the period were as follows:

($ in millions)

For the year ended December 31:	2017	2016	2015
Proceeds	$7	$151	$8
Gross realized gains (before taxes)	3	3	1
Gross realized losses (before taxes)	2	37	1

The after-tax net unrealized gains/(losses) on available-for-sale debt and equity securities that have been included in other comprehensive income/(loss) and the after-tax net (gains)/losses reclassified from accumulated other comprehensive income/(loss) to net income were as follows:

($ in millions)

For the year ended December 31:	2017	2016
Net unrealized gains/(losses) arising during the period	$0	$(23)
Net unrealized (gains)/losses reclassified to net income*	1	21

*There were no writedowns in 2017 and 2016, respectively.

The contractual maturities of substantially all available-for-sale debt securities are less than one year at December 31, 2017.

Derivative Financial Instruments

The company operates in multiple functional currencies and is a significant lender and borrower in the global markets. In the normal course of business, the company is exposed to the impact of interest rate changes and foreign currency fluctuations, and to a lesser extent equity and commodity price changes and client credit risk. The company limits these risks by following established risk management policies and procedures, including the use of derivatives, and, where cost effective, financing with debt in the currencies in which assets are denominated. For interest rate exposures, derivatives are used to better align rate movements between the interest rates associated with the company’s lease and other financial assets and the interest rates associated with its financing debt. Derivatives are also used to manage the related cost of debt. For foreign currency exposures, derivatives are used to better manage the cash flow volatility arising from foreign exchange rate fluctuations.

As a result of the use of derivative instruments, the company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. To mitigate the counterparty credit risk, the company has a policy of only entering into contracts with carefully selected major financial institutions based upon their overall credit profile. The company’s established policies and procedures for mitigating credit risk on principal transactions include reviewing and establishing limits for credit exposure and continually assessing the creditworthiness of counterparties. The right of set-off that exists under certain of these arrangements enables the legal entities of the company subject to the arrangement to net amounts due to and from the counterparty reducing the maximum loss from credit risk in the event of counterparty default.

The company is also a party to collateral security arrangements with most of its major derivative counterparties. These arrangements require the company to hold or post collateral (cash or U.S. Treasury securities) when the derivative fair values exceed contractually established thresholds. Posting thresholds can be fixed or can vary based on credit default swap pricing or credit ratings received from the major credit agencies. The aggregate fair value of all derivative instruments under these collateralized arrangements that were in a liability position at December 31, 2017 and 2016 was $126 million and $11 million, respectively, for which no collateral was posted at either date. Full collateralization of these agreements would be required in the event that the company’s credit rating falls below investment grade or if its credit default swap spread exceeds 250 basis points, as applicable, pursuant to the terms of the collateral security arrangements. The aggregate fair value of derivative instruments in asset positions as of December 31, 2017 and 2016 was $942 million and $1,126 million, respectively. This amount represents the maximum exposure to loss at the reporting date if the counterparties failed to perform as contracted. This exposure was reduced by $255 million and $116 million at December 31, 2017 and 2016, respectively, of liabilities included in master netting arrangements with those counterparties. Additionally, at December 31, 2017 and 2016, this exposure was reduced by $114 million and $141 million of cash collateral, respectively, and $35 million of non-cash collateral in U.S. Treasury securities at December 31, 2016. There were no non-cash collateral balances in U.S. Treasury securities at December 31, 2017. At December 31, 2017 and 2016, the net exposure related to derivative assets recorded in the Consolidated Statement of Financial Position was $572 million and $834 million, respectively. At December 31, 2017 and 2016, the net position related to derivative liabilities recorded in the Consolidated Statement of Financial Position was $160 million and $90 million, respectively.

In the Consolidated Statement of Financial Position, the company does not offset derivative assets against liabilities in master netting arrangements nor does it offset receivables or payables recognized upon payment or receipt of cash collateral against the fair values of the related derivative instruments. No amount was recognized in other receivables at December 31, 2017 and 2016 for the right to reclaim cash collateral. The amount recognized in accounts payable for the obligation to return cash collateral was $114 million and $141 million at December 31, 2017 and 2016, respectively. The company restricts the use of cash collateral received to rehypothecation, and therefore reports it in prepaid expenses and other current assets in the Consolidated Statement of Financial Position. No amount was rehypothecated at December 31, 2017 and 2016.

The company may employ derivative instruments to hedge the volatility in stockholders’ equity resulting from changes in currency exchange rates of significant foreign subsidiaries of the company with respect to the U.S. dollar. These instruments, designated as net investment hedges, expose the company to liquidity risk as the derivatives have an immediate cash flow impact upon maturity which is not offset by a cash flow from the translation of the underlying hedged equity. The company monitors this cash loss potential on an ongoing basis and may discontinue some of these hedging relationships by de-designating or terminating the derivative instrument in order to manage the liquidity risk. Although not designated as accounting hedges, the company may utilize derivatives to offset the changes in the fair value of the de-designated instruments from the date of de-designation until maturity.

In its hedging programs, the company uses forward contracts, futures contracts, interest-rate swaps, cross-currency swaps, and options depending upon the underlying exposure. The company is not a party to leveraged derivative instruments.

A brief description of the major hedging programs, categorized by underlying risk, follows.

Interest Rate Risk

Fixed and Variable Rate Borrowings

The company issues debt in the global capital markets to fund its operations and financing business. Access to cost-effective financing can result in interest rate mismatches with the underlying assets. To manage these mismatches and to reduce overall interest cost, the company uses interest-rate swaps to convert specific fixed-rate debt issuances into variable-rate debt (i.e., fair value hedges) and to convert specific variable-rate debt issuances into fixed-rate debt (i.e., cash flow hedges). At December 31, 2017 and 2016, the total notional amount of the company’s interest rate swaps was $9.1 billion and $7.3 billion, respectively. The weighted-average remaining maturity of these instruments at December 31, 2017 and 2016 was approximately 4.8 years and 6.2 years, respectively.

Forecasted Debt Issuance

The company is exposed to interest rate volatility on future debt issuances. To manage this risk, the company may use forward starting interest-rate swaps to lock in the rate on the interest payments related to the forecasted debt issuance. These swaps are accounted for as cash flow hedges. The company did not have any derivative instruments relating to this program outstanding at December 31, 2017 and 2016.

At December 31, 2016, net gains of less than $1 million (before taxes) were recorded in accumulated other comprehensive income/(loss) in connection with cash flow hedges of the company’s borrowings. During 2017, all gains and losses associated with this program that were recorded in other comprehensive income/(loss) were reclassified to net income and there are no gains and losses remaining in accumulated other comprehensive income/(loss) at December 31, 2017.

Foreign Exchange Risk

Long-Term Investments in Foreign Subsidiaries

(Net Investment)

A large portion of the company’s foreign currency denominated debt portfolio is designated as a hedge of net investment in foreign subsidiaries to reduce the volatility in stockholders’ equity caused by changes in foreign currency exchange rates in the functional currency of major foreign subsidiaries with respect to the U.S. dollar. The company also uses cross-currency swaps and foreign exchange forward contracts for this risk management purpose. At December 31, 2017 and 2016, the total notional amount of derivative instruments designated as net investment hedges was $7.0 billion and $6.7 billion, respectively. At December 31, 2017 and 2016, the weighted-average remaining maturity of these instruments was approximately 0.2 years at both periods.

Anticipated Royalties and Cost Transactions

The company’s operations generate significant nonfunctional currency, third-party vendor payments and intercompany payments for royalties and goods and services among the company’s non-U.S. subsidiaries and with the company. In anticipation of these foreign currency cash flows and in view of the volatility of the currency markets, the company selectively employs foreign exchange forward contracts to manage its currency risk. These forward contracts are accounted for as cash flow hedges. The maximum length of time over which the company has hedged its exposure to the variability in future cash flows is four years. At December 31, 2017 and 2016, the total notional amount of forward contracts designated as cash flow hedges of forecasted royalty and cost transactions was $7.8 billion and $8.3 billion, respectively. The weighted-average remaining maturity of these instruments at December 31, 2017 and 2016 was 0.7 years at both periods.

At December 31, 2017 and 2016 in connection with cash flow hedges of anticipated royalties and cost transactions, the company recorded net gains of $27 million and net gains of $462 million (before taxes), respectively, in accumulated other comprehensive income/(loss). Within these amounts, $81 million of losses and $397 million of gains, respectively, are expected to be reclassified to net income within the next 12 months, providing an offsetting economic impact against the underlying anticipated transactions.

Foreign Currency Denominated Borrowings

The company is exposed to exchange rate volatility on foreign currency denominated debt. To manage this risk, the company employs cross-currency swaps to convert fixed-rate foreign currency denominated debt to fixed-rate debt denominated in the functional currency of the borrowing entity. These swaps are accounted for as cash flow hedges. The maximum length of time over which the company has hedged its exposure to the variability in future cash flows is approximately ten years. At December 31, 2017 and 2016, the total notional amount of cross-currency swaps designated as cash flow hedges of foreign currency denominated debt was $6.5 billion and $1.4 billion, respectively.

At December 31, 2017 and 2016, in connection with cash flow hedges of foreign currency denominated borrowings, the company recorded net gains of $42 million and net gains of $29 million (before taxes), respectively, in accumulated other comprehensive income/(loss). Within these amounts, $157 million of gains and $27 million of gains, respectively, are expected to be reclassified to net income within the next 12 months, providing an offsetting economic impact against the underlying exposure.

Subsidiary Cash and Foreign Currency

Asset/Liability Management

The company uses its Global Treasury Centers to manage the cash of its subsidiaries. These centers principally use currency swaps to convert cash flows in a cost-effective manner. In addition, the company uses foreign exchange forward contracts to economically hedge, on a net basis, the foreign currency exposure of a portion of the company’s nonfunctional currency assets and liabilities. The terms of these forward and swap contracts are generally less than one year. The changes in the fair values of these contracts and of the underlying hedged exposures are generally offsetting and are recorded in other (income) and expense in the Consolidated Statement of Earnings. At December 31, 2017 and 2016, the total notional amount of derivative instruments in economic hedges of foreign currency exposure was $11.5 billion and $12.7 billion, respectively.

Equity Risk Management

The company is exposed to market price changes in certain broad market indices and in the company’s own stock primarily related to certain obligations to employees. Changes in the overall value of these employee compensation obligations are recorded in selling, general and administrative (SG&A) expense in the Consolidated Statement of Earnings. Although not designated as accounting hedges, the company utilizes derivatives, including equity swaps and futures, to economically hedge the exposures related to its employee compensation obligations. The derivatives are linked to the total return on certain broad market indices or the total return on the company’s common stock, and are recorded at fair value with gains or losses also reported in SG&A expense in the Consolidated Statement of Earnings. At December 31, 2017 and 2016, the total notional amount of derivative instruments in economic hedges of these compensation obligations was $1.3 billion and $1.2 billion, respectively.

Other Risks

The company may hold warrants to purchase shares of common stock in connection with various investments that are deemed derivatives because they contain net share or net cash settlement provisions. The company records the changes in the fair value of these warrants in other (income) and expense in the Consolidated Statement of Earnings. The company did not have any warrants qualifying as derivatives outstanding at December 31, 2017 and 2016.

The company is exposed to a potential loss if a client fails to pay amounts due under contractual terms. The company may utilize credit default swaps to economically hedge its credit exposures. The swaps are recorded at fair value with gains and losses reported in other (income) and expense in the Consolidated Statement of Earnings. The company did not have any derivative instruments relating to this program outstanding at December 31, 2017 and 2016.

The company is exposed to market volatility on certain investment securities. The company may utilize options or forwards to economically hedge its market exposure. The derivatives are recorded at fair value with gains and losses reported in other (income) and expense in the Consolidated Statement of Earnings. At December 31, 2017 and 2016, the company did not have any derivative instruments relating to this program outstanding.

The following tables provide a quantitative summary of the derivative and non-derivative instrument-related risk management activity as of December 31, 2017 and 2016, as well as for the years ended December 31, 2017, 2016 and 2015, respectively.

Fair Values of Derivative Instruments in the Consolidated Statement of Financial Position

($ in millions)

	Fair Value of Derivative Assets			Fair Value of Derivative Liabilities
	Balance Sheet			Balance Sheet
At December 31:	Classification	2017	2016	Classification	2017	2016

Designated as hedging instruments
Interest rate contracts	Prepaid expenses and other current assets	$2	$—	Other accrued expenses and liabilities	$—	$—
	Investments and sundry assets	459	555	Other liabilities	34	8
Foreign exchange contracts	Prepaid expenses and other current assets	111	421	Other accrued expenses and liabilities	318	46
	Investments and sundry assets	298	17	Other liabilities	3	35

	Fair value of derivative assets	$870	$993	Fair value of derivative liabilities	$355	$89

Not designated as hedging instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$61	$100	Other accrued expenses and liabilities	$57	$89
	Investments and sundry assets	—	22	Other liabilities	—	18
Equity contracts	Prepaid expenses and other current assets	12	11	Other accrued expenses and liabilities	3	10
	Fair value of derivative assets	$72	$133	Fair value of derivative liabilities	$60	$117

Total derivatives		$942	$1,126		$415	$206

Total debt designated as hedging instruments(1)
Short-term debt		N/A	N/A		$—	$1,125
Long-term debt		N/A	N/A		$6,471	$7,844
		N/A	N/A		$6,471	$8,969

Total		$942	$1,126		$6,886	$9,175

N/A—Not applicable

(1)	Debt designated as hedging instruments are reported at carrying value.

The Effect of Derivative Instruments in the Consolidated Statement of Earnings

($ in millions)

	Gain/(Loss) Recognized in Earnings
	Consolidated				Attributable to Risk
	Statement of	Recognized on Derivatives			Being Hedged(2)
For the year ended December 31:	Earnings Line Item	2017	2016	2015	2017	2016	2015
Derivative instruments in fair value hedges(1)(5)
Interest rate contracts	Cost of financing	$1	$28	$108	$74	$58	$(1)
	Interest expense	1	31	94	69	63	(1)
Derivative instruments not designated as hedging instruments
Foreign exchange contracts	Other (income) and expense	16	(189)	127	N/A	N/A	N/A
Interest rate contracts	Other (income) and expense	—	0	(1)	N/A	N/A	N/A
Equity contracts	SG&A expense	135	112	(27)	N/A	N/A	N/A
	Other (income) and expense	—	(1)	(9)	N/A	N/A	N/A

Total		$153	$(18)	$291	$144	$121	$(1)

($ in millions)

	Gain/(Loss) Recognized in Earnings and Other Comprehensive Income
								Ineffectiveness and
	Effective Portion			Consolidated	Effective Portion			Amounts Excluded from
For the year ended	Recognized in OCI			Statement of	Reclassified from AOCI			Effectiveness Testing(3)
December 31:	2017	2016	2015	Earnings Line Item	2017	2016	2015	2017	2016	2015
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$—	Interest expense	$(45)	$(24)	$0	$—	$—	$—
Foreign exchange contracts	(58)	243	618	Other (income) and expense	324	(68)	731	1	(3)	5
				Cost of sales*	3	(5)	192	—	—	—
				Cost of services*	70	(8)	0	—	—	—
				SG&A expense	11	4	149	—	—	—
Instruments in net investment hedges (4)
Foreign exchange contracts	(1,607)	311	889	Cost of financing	—	—	—	11	—	—
				Interest expense	—	—	—	33	77	13

Total	$(1,665)	$555	$1,507		$363	$(102)	$1,072	$45	$74	$18

*Reclassified to conform to 2017 presentation.

(1)

The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2)

The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3)	The amount of gain/(loss) recognized in income represents ineffectiveness on hedge relationships.
(4)	Instruments in net investment hedges include derivative and non-derivative instruments.
(5)	For the years ended December 31, 2017, 2016 and 2015, fair value hedges resulted in losses of $2 million, $4 million and $2 million in ineffectiveness, respectively.

N/A—Not applicable

For the 12 months ending December 31, 2017, 2016 and 2015, there were no significant gains or losses excluded from the assessment of hedge effectiveness (for fair value hedges), or associated with an underlying exposure that did not or was not expected to occur (for cash flow hedges); nor are there any anticipated in the normal course of business.